Average Annual Total Returns - Voya Target Retirement 2060 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P Target Date 2060+ Index 1 Yr		Class A S&P Target Date 2060+ Index 5 Yrs	Class A S&P Target Date 2060+ Index 10 Yrs	Class A S&P Target Date 2060+ Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2060+ Index 1 Yr		Class I S&P Target Date 2060+ Index 5 Yrs	Class I S&P Target Date 2060+ Index 10 Yrs	Class I S&P Target Date 2060+ Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2060+ Index 1 Yr		Class R S&P Target Date 2060+ Index 5 Yrs	Class R S&P Target Date 2060+ Index 10 Yrs	Class R S&P Target Date 2060+ Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2060+ Index 1 Yr		Class R6 S&P Target Date 2060+ Index 5 Yrs	Class R6 S&P Target Date 2060+ Index 10 Yrs	Class R6 S&P Target Date 2060+ Index Since Inception
Total	17.69%			8.53%	Dec. 21, 2015	15.81%			7.00%	10.80%			6.35%	24.73%	[1]	[1]	[1]	11.32%	[1]	25.18%			10.41%	Dec. 21, 2015	24.73%	[1]	[1]	[1]	11.32%	[1]	24.59%			9.85%	Jun. 01, 2018	24.73%	[1]	[1]	[1]	11.32%	[1]	25.28%			10.46%	Dec. 21, 2015	24.73%	[1]	[1]	[1]	11.32%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.